Investment in associated companies - Statement of Operations (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
	Jan. 20, 2022	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Operating revenues		$ 169	$ 843	$ 1,502	$ 907
Net operating income		37	35	329	(156)
Income (loss) from equity method investments	$ 112	$ (2)	$ (2)	$ 37	$ 3
Sonadrill
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)		50.00%	50.00%	50.00%	50.00%
Share in results from Sonadrill (net of tax)		$ 1	$ 5	$ 39	$ 5
Basis difference amortization		0	(3)	(8)	0
Income (loss) from equity method investments		$ 1	$ 2	$ 31	$ 5
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)		50.00%	50.00%	50.00%	50.00%
Share in results from Sonadrill (net of tax)		$ 0	$ 4	$ 6	$ (2)
Income (loss) from equity method investments		0	4	6	(2)
Sonadrill
Schedule of Equity Method Investments [Line Items]
Operating revenues		14	200	357	94
Net operating income		2	21	101	18
Net income		2	10	79	11
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Operating revenues		28	167	199	142
Net operating income		2	14	16	(4)
Net income		$ 1	$ 9	$ 12	$ (4)